Time Deposits (Time Deposits) (Details) - Time Deposits [Member] $ in Billions	Dec. 31, 2016 USD ($)
Deposits that will contractually mature during 2017	$ 12.2
Deposits that will contractually mature during 2018	1.0
Deposits that will contractually mature during 2019	0.5
Deposits that will contractually mature during 2020	0.9
Deposits that will contractually mature during 2021	1.0
Deposits that will contractually mature during 2022 and thereafter	$ 2.0